T. ROWE PRICE Retirement Balanced Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 59.5%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  517,394 37,624 92,031 84,800,425 446,898
New Income Fund  340,974 54,837 32,663 37,436,925 347,789
International Bond Fund (USD
Hedged)  119,135 15,259 10,025 12,254,877 118,505
Dynamic Global Bond Fund  81,688 17,229 7,160 9,114,377 87,680
Emerging Markets Bond Fund  88,206 12,161 7,533 8,226,235 80,700
High Yield Fund  79,441 11,065 11,145 11,897,208 75,785
Floating Rate Fund  43,312 11,831 3,874 5,365,747 50,760
U.S. Treasury Long-Term Index
Fund  29,197 14,958 3,904 3,660,732 40,378
Total Bond Mutual Funds (Cost $1,243,858) 1,248,495
EQUITY MUTUAL FUNDS 38.2%
T. Rowe Price Funds:
Value Fund  98,649 72,704 12,370 3,181,499 143,263
Equity Index 500 Fund  264,646 7,104 37,837 1,164,584 134,195
Growth Stock Fund (2) 87,675 59,733 9,100 1,314,342 118,238
International Value Equity Fund  75,494 3,645 5,350 4,466,326 67,576
Overseas Stock Fund  69,917 2,847 4,365 4,959,771 62,245
International Stock Fund  65,258 6,144 3,977 2,938,427 54,390
Mid-Cap Value Fund  36,860 3,751 2,913 1,011,191 34,320
Mid-Cap Growth Fund (2) 34,836 5,320 2,508 300,021 30,971
Real Assets Fund  25,338 1,082 1,810 1,648,101 24,639
Emerging Markets Discovery
Stock Fund  13,939 14,699 1,585 1,683,909 23,743
Emerging Markets Stock Fund  37,544 3,210 6,079 558,169 23,538
Small-Cap Value Fund  24,257 2,095 2,033 378,551 21,823
Small-Cap Stock Fund  24,918 2,116 2,452 325,827 20,393
New Horizons Fund (2) 17,972 3,094 1,039 233,312 14,888
U.S. Large-Cap Core Fund  7,824 9,482 1,385 442,601 14,562
U.S. Equity Research Fund  – 12,864 147 292,978 12,200
Total Equity Mutual Funds (Cost $542,682) 800,984
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  222 36,510 36,505 2,262 225
Total Other Mutual Funds (Cost $227) 225

T. ROWE PRICE Retirement Balanced Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.3%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 65,810 101,915 119,244 48,481,024 48,481
Total Short-Term Investments (Cost $48,481) 48,481
Total Investments in Securities 100.0%
(Cost $1,835,248) $ 2,098,185
Other Assets Less Liabilities (0.0)% (926)
Net Assets 100.0% $ 2,097,259
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 994 $ (4,077) $ 1,953
Emerging Markets Bond Fund  (487) (12,134) 3,519
Emerging Markets Discovery Stock Fund  361 (3,310) 439
Emerging Markets Stock Fund  4,259 (11,137) 589
Equity Index 500 Fund  114,205 (99,718) 2,107
Floating Rate Fund  (68) (509) 1,580
Growth Stock Fund  11,366 (20,070) —
High Yield Fund  28 (3,576) 3,607
International Bond Fund (USD Hedged)  1,397 (5,864) 1,930
International Stock Fund  4,946 (13,035) 987
International Value Equity Fund  1,071 (6,213) 2,253
Limited Duration Inflation Focused Bond Fund  10,129 (16,089) 18,731
Mid-Cap Growth Fund  5,448 (6,677) —
Mid-Cap Value Fund  3,754 (3,378) 554
New Horizons Fund  3,544 (5,139) —
New Income Fund  3,381 (15,359) 5,156
Overseas Stock Fund  1,334 (6,154) 1,633
Real Assets Fund  257 29 658
Small-Cap Stock Fund  3,142 (4,189) 93
Small-Cap Value Fund  2,349 (2,496) 233
Transition Fund  217 (2) —
U.S. Equity Research Fund  132 (517) 48
U.S. Large-Cap Core Fund  1,041 (1,359) 127
U.S. Treasury Long-Term Index Fund  (877) 127 523
Value Fund  15,260 (15,720) 1,974
U.S. Treasury Money Fund, 0.14% — — 40
Totals $ 187,183# $ (256,566) $ 48,734+
# Capital gain distributions from mutual funds represented $55,941 of the net realized gain (loss).
+ Investment income comprised $48,734 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Balanced Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement Balanced Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F145-054Q3 02/22